LAND USE RIGHT, NET - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
LAND USE RIGHT, NET
Amortization of land use right	¥ 960,455	$ 200,000	¥ 1,440,682	¥ 1,920,910	¥ 1,920,910